Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade payables	¥ 103,201	¥ 80,606
Advances from customers	67,176	60,590
Salaries and welfare payable	6,955	5,396
Accrued expenses	213	123
Dividends payable by subsidiaries to non-controlling shareholders	139	2,356
Interest payable	3,910	4,536
Construction fee and equipment cost payables	121,313	118,011
Loans borrowed from related parties		1,432
Other	40,912	37,630
Accounts payable and accrued liabilities	¥ 343,819	¥ 310,680